Inventories - Disclosure of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Maintenance materials and parts	R$ 741,101	R$ 597,204
Flight attendance and uniforms	21,922	13,655
Provision for losses	41,285	38,935	R$ 49,153
Total, net	R$ 721,738	R$ 571,924